INCOME TAX EXPENSE - Deferred tax assets (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets:
Net operating loss carry forward	$ 1,504,966	$ 928,989	$ 735,717
Depreciation and amortization of property, equipment and software	7,428	9,886	4,213
Gross deferred tax assets	1,512,394	938,875	739,930
Less: valuation allowance	$ (1,512,394)	$ (938,875)	$ (739,930)	$ (134,290)